Retirement benefits - Status of the defined benefit pension plans and other retirement benefits plans, in the aggregate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ (82)	$ (215)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	118
Post-employment benefit expense in profit or loss, defined benefit plans	71	89
Net defined benefit (liability) asset	(73)	118
Retirement assets	148	29
Impact of asset ceiling adjustments	(16)	(2)
Net defined benefit asset	132	27
Net defined benefit liability	(59)	(145)
Net defined benefit (liability) asset	(73)	118
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	1,355	1,443
Norbord Acquisition	0	(165)
Service cost	59	68
Finance cost on obligation	(41)	(43)
Benefits paid	(56)	(54)
Actuarial (gain) loss due to change in financial assumptions	(408)	(101)
Actuarial (gain) loss due to demography/experience	3	(2)
Settlement	(82)	(215)
Foreign exchange	(74)	8
Net defined benefit (liability) asset	838	1,355
Net defined benefit (liability) asset	838	1,355
Pension defined benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	(1,239)	(1,181)
Norbord Acquisition	0	155
Finance cost on obligation	36	36
Actual return on plan assets, net of finance income	(174)	96
Post-employment benefit expense in profit or loss, defined benefit plans	39	46
Benefits paid	56	54
Settlement	(87)	(227)
Foreign exchange	(68)	9
Other	(2)	(3)
Net defined benefit (liability) asset	(927)	(1,239)
Net defined benefit (liability) asset	(927)	(1,239)
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	23
Post-employment benefit expense in profit or loss, defined benefit plans	1	1
Net defined benefit (liability) asset	18	23
Retirement assets	0	0
Impact of asset ceiling adjustments	0	0
Net defined benefit asset	0	0
Net defined benefit liability	(18)	(23)
Net defined benefit (liability) asset	18	23
Other Post-Employment Defined Benefit Plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	23	28
Norbord Acquisition	0	(1)
Service cost	0	0
Finance cost on obligation	(1)	(1)
Benefits paid	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	(4)	(2)
Actuarial (gain) loss due to demography/experience	0	(4)
Settlement	0	0
Foreign exchange	(1)	0
Net defined benefit (liability) asset	18	23
Net defined benefit (liability) asset	18	23
Other Post-Employment Defined Benefit Plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	0	0
Norbord Acquisition	0	0
Finance cost on obligation	0	0
Actual return on plan assets, net of finance income	0	0
Post-employment benefit expense in profit or loss, defined benefit plans	1	1
Benefits paid	1	1
Settlement	0	0
Foreign exchange	0	0
Other	0	0
Net defined benefit (liability) asset	0	0
Net defined benefit (liability) asset	$ 0	$ 0